SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2020
Share-based payment arrangements [Abstract]
Schedule of Inputs to the Model Used for PSUs Granted
The following table lists the inputs to the model used for the PSUs granted in April 2020:

Six months ended June 30, 2020
Fair value at grant date (in euros)	6.65
Share price at grant date (in euros)	4.64
Dividend yield	—
Expected volatility (A)	63%
Risk-free interest rate (US government bond yield)	0.36%
Model used	Monte Carlo

Schedule of Number and Movement of Potential Shares
he following table illustrates the number and movements in potential shares:

	Performance Share Units (PSUs)	Restricted Stock Units (RSUs)	Equity Award Plans	Total Potential Shares
At December 31, 2019	2,519,294	2,066,503	79,526	4,665,323
Granted (A)	1,049,839	910,047	—	1,959,886
Vested	—	(8,000)	(46,614)	(54,614)
Forfeited (B)	(46,306)	(50,931)	—	(97,237)
At June 30, 2020	3,522,827	2,917,619	32,912	6,473,358

(A)	For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.

(B)	For potential shares related to PSUs, 46,306 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.